SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS (Details Narrative)	6 Months Ended
	Jun. 30, 2024 GBP (£) Segment	Jun. 30, 2023 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Accounting Policies [Abstract]
Number of operating segments | Segment	1
Cash rebate percentage on research expenditure	20.00%
Cash and cash equivalents				£ 1,004,329	£ 2,462,609
FDIC insured amount			$ 250,000	500,000
Uninsured bank deposits				£ 500,000
Patent, estimated useful life			16 years	16 years
Impairment of tangible or intangible assets	£ 0	£ 0